Fair Value Measurements (Q1) (Details) - Recurring - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities - available for sale	$ 75,772	$ 70,323	$ 18,061
Assets, fair value disclosure	75,772	70,323	18,061
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities - available for sale	0	0	0
Assets, fair value disclosure	0	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities - available for sale	75,772	70,323	18,061
Assets, fair value disclosure	75,772	70,323	18,061
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities - available for sale	0	0	0
Assets, fair value disclosure	$ 0	$ 0	$ 0